COMMITMENTS AND CONTINGENCIES - Product Warranties (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance at the beginning of the period	$ 31,129	$ 37,065
Accruals for warranties issued during the period	3,216	5,418
Settlements and adjustments during the period	(3,729)	(11,354)
Balance at the end of the period	$ 30,616	$ 31,129